Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets, net
Schedule of Prepayments and Other Current Assets, Net

	December 31,
	2024	2025
	RMB	RMB
Input value-added tax to be deducted	283,401	301,042
Interest receivable	154,392	173,574
Other receivable(i)	—	66,038
Prepayments to vendors and content providers	63,437	49,366
Others	22,660	23,294
Less: credit loss provision	(216)	(66,236)
Total	523,674	547,078
(i)

The other receivable was arose from a 2021 arrangement with a broadcaster. Based on a heightened risk of non-recoverability, the provision of RMB66,038 was recognized for this receivable for the year ended December 31, 2025.